Fair Values of Financial Instruments	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUES OF FINANCIAL INSTRUMENTS

U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

		2014		2013
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$781,843	$781,843	$203,563	$203,563
Available-for-sale securities:
Equity securities	1	101,387	101,387	101,237	101,237
Obligations of U.S. government	2	731,943	731,943	533,975	533,975
Obligations of states and political subdivisions	2	23,681	23,681	22,545	22,545
Obligations of foreign governments		—	—	—	—
Corporate debt securities	2	509,007	509,007	452,015	452,015
Mortgage-backed securities
Agency pass-through certificates	2	1,584,508	1,584,508	1,251,176	1,251,176
Other commercial MBS	2	98,916	98,916	—	—
Total available-for-sale securities		3,049,442	3,049,442	2,360,948	2,360,948
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,548,265	1,499,218	1,654,666	1,582,849
Total held-to-maturity securities		1,548,265	1,499,218	1,654,666	1,582,849

Loans receivable	3	8,148,322	8,667,771	7,528,030	8,070,279
Covered loans	3	176,476	176,761	295,947	300,610
FDIC indemnification asset	3	36,860	35,976	64,615	62,300
FHLB stock	2	158,839	158,839	173,009	173,009

Financial liabilities
Customer accounts	2	10,716,928	9,946,586	9,090,271	8,585,068
FHLB advances and other borrowings	2	1,930,000	2,054,437	1,930,000	2,064,248

For a description of the level in fair value hierarchy under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification please see note Q.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method except for equity securities which are considered a Level 1 input method.

Loans receivable and covered loans – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities.

The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because of their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.

FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates.

FHLB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

 Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.